INTANGIBLE ASSETS AND GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands		12 Months Ended
	Mar. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS AND GOODWILL
Opening balance		$ 663,272,878	$ 680,996,062
Additions		3,718,038	14,831,164
Amortization		(2,124,740)	(1,959,320)
Other increases (decreases)		3,956,377	(30,595,028)
Total		668,822,553	663,272,878
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Opening balance		656,294,617	674,920,063
Additions	$ 11,923,449		11,923,449
Amortization		(112,601)	(116,387)
Other increases (decreases)		4,844,384	(30,432,508)
Total		661,026,400	656,294,617
Rights
INTANGIBLE ASSETS AND GOODWILL
Opening balance		470,918	470,918
Amortization		(40,722)
Total		430,196	470,918
Software
INTANGIBLE ASSETS AND GOODWILL
Opening balance		6,507,343	5,605,081
Additions		3,718,038	2,907,715
Amortization		(1,971,417)	(1,842,933)
Other increases (decreases)		(888,007)	(162,520)
Total		$ 7,365,957	$ 6,507,343